Schedule of fixed assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 540	$ 540	$ 11,207
Accumulated depreciation	(467)	(452)	(5,176)
Fixed assets, net	73	88	6,031
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 202	$ 202
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 124	$ 124	1,689
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 214	$ 214	603
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			1,288
Estimated useful life		5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			144
Estimated useful life		5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			2,293
Estimated useful life		20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			5,152
Estimated useful life		10 years
Signs [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets			$ 38
Estimated useful life		10 years